5. ACCOUNTS RECEIVABLE: Schedule of Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Accounts Receivable
	December 31, 2017	December 31, 2016
	$	$
Trade receivables	425,284	668,917
GST receivable	24,995	48,242
Employee advances	158	2,246
	450,437	719,405